UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Capital Investment Counsel, Inc.
Address:  17 Glenwood Avenue
          Raleigh, NC 27603

Form 13F File Number:  028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ron King
Title:    Chief Compliance Officer
Phone:    919-831-2370

Signature, Place, and Date of Signing:

         /s/ Ron King          Raleigh, North Carolina      February 12, 2013
         ------------          -----------------------      -----------------
         [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          141
                                         -----------

Form 13F Information Table Value Total:  $   167,914
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- ----------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                    TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
        NAME OF ISSUER                CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------- ----------------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
3M CO                           COM               88579Y101       1,676      18,051 SH       SOLE                             18,051
ACTIVISION BLIZZARD INC         COM               00507V109       1,229     115,716 SH       SOLE                            115,716
ADOBE SYS INC                   COM               00724F101       1,641      43,538 SH       SOLE                             43,538
ADVANCED MICRO DEVICES INC      COM               007903107          79      32,850 SH       SOLE                             32,850
AKAMAI TECHNOLOGIES INC         COM               00971T101       1,178      28,790 SH       SOLE                             28,790
ALCATEL-LUCENT                  SPONSORED ADR     013904305          40      28,904 SH       SOLE                             28,904
AMAZON COM INC                  COM               023135106         251       1,000 SH       SOLE                              1,000
AMGEN INC                       COM               031162100         390       4,520 SH       SOLE                              4,520
ANALOG DEVICES INC              COM               032654105         320       7,600 SH       SOLE                              7,600
APPLE INC                       COM               037833100       8,803      16,541 SH       SOLE                             16,541
APPLIED MATLS INC               COM               038222105       1,505     131,530 SH       SOLE                            131,530
ARCHER DANIELS MIDLAND CO       COM               039483102         513      18,713 SH       SOLE                             18,713
AT&T INC                        COM               00206R102         821      24,363 SH       SOLE                             24,363
ATMEL CORP                      COM               049513104         182      27,725 SH       SOLE                             27,725
AUTOMATIC DATA PROCESSING IN    COM               053015103       3,065      53,842 SH       SOLE                             53,842
BANK OF AMERICA CORPORATION     COM               060505104         586      50,494 SH       SOLE                             50,494
BAXTER INTL INC                 COM               071813109         965      14,475 SH       SOLE                             14,475
BB&T CORP                       COM               054937107       2,035      69,903 SH       SOLE                             69,903
BMC SOFTWARE INC                COM               055921100         471      11,900 SH       SOLE                             11,900
BOEING CO                       COM               097023105         486       6,450 SH       SOLE                              6,450
BOSTON SCIENTIFIC CORP          COM               101137107          85      14,900 SH       SOLE                             14,900
BP PLC                          SPONSORED ADR     055622104       1,264      30,367 SH       SOLE                             30,367
CABELAS INC                     COM               126804301         493      11,800 SH       SOLE                             11,800
CATERPILLAR INC DEL             COM               149123101         503       5,612 SH       SOLE                              5,612
CBS CORP NEW                    CL B              124857202         204       5,353 SH       SOLE                              5,353
CHECK POINT SOFTWARE TECH LT    ORD               M22465104         214       4,500 SH       SOLE                              4,500
CHEVRON CORP NEW                COM               166764100       1,324      12,248 SH       SOLE                             12,248
CHICAGO BRIDGE & IRON CO N V    N Y REGISTRY SH   167250109         645      13,915 SH       SOLE                             13,915
CISCO SYS INC                   COM               17275R102       3,657     186,105 SH       SOLE                            186,105
CLOROX CO DEL                   COM               189054109         212       2,900 SH       SOLE                              2,900
COCA COLA CO                    COM               191216100       4,384     120,933 SH       SOLE                            120,933
CONOCOPHILLIPS                  COM               20825C104       1,028      17,726 SH       SOLE                             17,726
CONSOLIDATED EDISON INC         COM               209115104         436       7,850 SH       SOLE                              7,850
CORNING INC                     COM               219350105       1,475     116,907 SH       SOLE                            116,907
COSTCO WHSL CORP NEW            COM               22160K105       7,064      71,545 SH       SOLE                             71,545
CREE INC                        COM               225447101         509      14,980 SH       SOLE                             14,980
DEERE & CO                      COM               244199105       1,381      15,975 SH       SOLE                             15,975
DELL INC                        COM               24702R101         511      50,382 SH       SOLE                             50,382
DEUTSCHE BK AG LDN BRH          PS GOLD DS ETN    25154H756         113      25,200 SH       SOLE                             25,200
DIEBOLD INC                     COM               253651103         635      20,753 SH       SOLE                             20,753
DISNEY WALT CO                  COM DISNEY        254687106       1,425      28,627 SH       SOLE                             28,627
DOLBY LABORATORIES INC          COM               25659T107         534      18,200 SH       SOLE                             18,200
DU PONT E I DE NEMOURS & CO     COM               263534109         516      11,477 SH       SOLE                             11,477
DUKE ENERGY CORP NEW            COM NEW           26441C204       1,490      23,353 SH       SOLE                             23,353
E M C CORP MASS                 COM               268648102       3,676     145,295 SH       SOLE                            145,295
ELECTRONIC ARTS INC             COM               285512109         375      25,850 SH       SOLE                             25,850
ELECTRONICS FOR IMAGING INC     COM               286082102         302      15,900 SH       SOLE                             15,900
EXELIS INC                      COM               30162A108         146      12,985 SH       SOLE                             12,985
EXPEDITORS INTL WASH INC        COM               302130109       1,445      36,540 SH       SOLE                             36,540
EXXON MOBIL CORP                COM               30231G102      15,187     175,467 SH       SOLE                            175,467
FAMILY DLR STORES INC           COM               307000109         596       9,400 SH       SOLE                              9,400
FEDEX CORP                      COM               31428X106       1,277      13,925 SH       SOLE                             13,925
FREDS INC                       CL A              356108100         142      10,700 SH       SOLE                             10,700
GENERAL ELECTRIC CO             COM               369604103       2,958     140,925 SH       SOLE                            140,925
GLAXOSMITHKLINE PLC             SPONSORED ADR     37733W105         267       6,150 SH       SOLE                              6,150
GLOBAL SOURCES LTD              ORD               G39300101         366      56,535 SH       SOLE                             56,535
GOOGLE INC                      CL A              38259P508       1,609       2,275 SH       SOLE                              2,275
GUESS INC                       COM               401617105         203       8,290 SH       SOLE                              8,290
HARRIS & HARRIS GROUP INC       COM               413833104         355       9,200 SH       SOLE                              9,200
HELMERICH & PAYNE INC           COM               423452101         811      14,482 SH       SOLE                             14,482
HEWLETT PACKARD CO              COM               428236103         707      49,648 SH       SOLE                             49,648
HOME DEPOT INC                  COM               437076102         566       9,152 SH       SOLE                              9,152
HONDA MOTOR LTD                 AMERN SHS         438128308         325       8,805 SH       SOLE                              8,805
INTEGRATED DEVICE TECHNOLOGY    COM               458118106         270      36,950 SH       SOLE                             36,950
INTEL CORP                      COM               458140100       3,244     157,323 SH       SOLE                            157,323
INTERNATIONAL BUSINESS MACHS    COM               459200101       1,683       8,788 SH       SOLE                              8,788
INTUIT                          COM               461202103         247       4,150 SH       SOLE                              4,150
ISHARES TR                      S&P EURO PLUS     464287861       1,256      31,949 SH       SOLE                             31,949
ISHARES TR                      TRANSP AVE IDX    464287192         573       6,077 SH       SOLE                              6,077
JOHNSON & JOHNSON               COM               478160104       3,183      45,403 SH       SOLE                             45,403
JPMORGAN CHASE & CO             COM               46625H100         723      16,443 SH       SOLE                             16,443
JUNIPER NETWORKS INC            COM               48203R104         296      15,055 SH       SOLE                             15,055
KIMBERLY CLARK CORP             COM               494368103         595       7,052 SH       SOLE                              7,052
LEXMARK INTL NEW                CL A              529771107         747      32,193 SH       SOLE                             32,193
LOCKHEED MARTIN CORP            COM               539830109       1,138      12,328 SH       SOLE                             12,328
LOWES COS INC                   COM               548661107       3,175      89,380 SH       SOLE                             89,380
LSI CORPORATION                 COM               502161102         872     123,272 SH       SOLE                            123,272
MARTIN MARIETTA MATLS INC       COM               573284106         828       8,786 SH       SOLE                              8,786
MCDERMOTT INTL INC              COM               580037109         556      50,450 SH       SOLE                             50,450
MCDONALDS CORP                  COM               580135101       1,898      21,519 SH       SOLE                             21,519
MERCK & CO INC NEW              COM               58933Y105         392       9,568 SH       SOLE                              9,568
MEREDITH CORP                   COM               589433101         453      13,150 SH       SOLE                             13,150
MICROSOFT CORP                  COM               594918104       3,325     124,499 SH       SOLE                            124,499
MONSANTO CO NEW                 COM               61166W101       1,638      17,305 SH       SOLE                             17,305
MORGAN STANLEY                  COM NEW           617446448         971      50,796 SH       SOLE                             50,796
MOSAIC CO NEW                   COM               61945C103       1,521      26,867 SH       SOLE                             26,867
NETAPP INC                      COM               64110D104         231       6,900 SH       SOLE                              6,900
NIKE INC                        CL B              654106103         346       6,700 SH       SOLE                              6,700
NOKIA CORP                      SPONSORED ADR     654902204         514     130,119 SH       SOLE                            130,119
NORFOLK SOUTHERN CORP           COM               655844108         686      11,091 SH       SOLE                             11,091
NOVARTIS A G                    SPONSORED ADR     66987V109         212       3,350 SH       SOLE                              3,350
NUCOR CORP                      COM               670346105       1,489      34,489 SH       SOLE                             34,489
NVIDIA CORP                     COM               67066G104         684      55,830 SH       SOLE                             55,830
OCCIDENTAL PETE CORP DEL        COM               674599105         268       3,500 SH       SOLE                              3,500
ORACLE CORP                     COM               68389X105       3,212      96,401 SH       SOLE                             96,401
PAYCHEX INC                     COM               704326107         586      18,843 SH       SOLE                             18,843
PEPSICO INC                     COM               713448108         495       7,233 SH       SOLE                              7,233
PFIZER INC                      COM               717081103       1,415      56,415 SH       SOLE                             56,415
PHILIP MORRIS INTL INC          COM               718172109         358       4,276 SH       SOLE                              4,276
PIEDMONT NAT GAS INC            COM               720186105         261       8,342 SH       SOLE                              8,342
PMC-SIERRA INC                  COM               69344F106          54      10,426 SH       SOLE                             10,426
POTASH CORP SASK INC            COM               73755L107         256       6,300 SH       SOLE                              6,300
PROCTER & GAMBLE CO             COM               742718109       4,022      59,247 SH       SOLE                             59,247
PROSHARES TR                    PSHS ULT S&P 500  74347R107         701      11,623 SH       SOLE                             11,623
PROSHARES TR                    PSHS ULTRA DOW30  74347R305         434       6,175 SH       SOLE                              6,175
PROSHARES TR                    PSHS ULTRUSS2000  74347R842         433       9,510 SH       SOLE                              9,510
PROSHARES TR                    PSHS ULTSH 2 0YRS 74347R297         760      11,978 SH       SOLE                             11,978
PROSHARES TR                    ULTRA FNCLS NEW   74347X633         470       6,930 SH       SOLE                              6,930
QUALCOMM INC                    COM               747525103       3,131      50,611 SH       SOLE                             50,611
PHILLIPS 66                     COM               718546104         384       7,223 SH       SOLE                              7,223
QUANTA SVCS INC                 COM               74762E102         303      11,100 SH       SOLE                             11,100
RAYTHEON CO                     COM NEW           755111507         423       7,350 SH       SOLE                              7,350
ROYAL BK CDA MONTREAL QUE       COM               780087102         572       9,486 SH       SOLE                              9,486
SAP AG                          SPON ADR          803054204         203       2,525 SH       SOLE                              2,525
SCHLUMBERGER LTD                COM               806857108       2,239      32,302 SH       SOLE                             32,302
SCHWAB CHARLES CORP NEW         COM               808513105         466      32,450 SH       SOLE                             32,450
SELECT SECTOR SPDR TR           SBI INT-INDS      81369Y704         671      17,716 SH       SOLE                             17,716
SIEMENS A G                     SPONSORED ADR     826197501       2,118      19,350 SH       SOLE                             19,350
SIGMA ALDRICH CORP              COM               826552101         927      12,605 SH       SOLE                             12,605
SIRIUS XM RADIO INC             COM               82967N108          34      11,720 SH       SOLE                             11,720
SOUTHERN CO                     COM               842587107         471      11,000 SH       SOLE                             11,000
SPECTRA ENERGY CORP             COM               847560109         440      16,052 SH       SOLE                             16,052
STEIN MART INC                  COM               858375108         144      19,116 SH       SOLE                             19,116
STRYKER CORP                    COM               863667101         328       5,975 SH       SOLE                              5,975
TARGET CORP                     COM               87612E106         374       6,317 SH       SOLE                              6,317
TEVA PHARMACEUTICAL INDS LTD    ADR               881624209       1,211      32,425 SH       SOLE                             32,425
TIBCO SOFTWARE INC              COM               88632Q103       1,647      74,925 SH       SOLE                             74,925
TOYOTA MOTOR CORP               SP ADR REP2COM    892331307       2,649      28,404 SH       SOLE                             28,404
TRANSCANADA CORP                COM               89353D107         431       9,100 SH       SOLE                              9,100
TRAVELERS COMPANIES INC         COM               89417E109         614       8,554 SH       SOLE                              8,554
TRIQUINT SEMICONDUCTOR INC      COM               89674K103         197      40,750 SH       SOLE                             40,750
UNITED PARCEL SERVICE INC       CL B              911312106       1,051      14,256 SH       SOLE                             14,256
UNITEDHEALTH GROUP INC          COM               91324P102         641      11,820 SH       SOLE                             11,820
VARIAN MED SYS INC              COM               92220P105       1,233      17,553 SH       SOLE                             17,553
VERIZON COMMUNICATIONS INC      COM               92343V104         748      17,291 SH       SOLE                             17,291
VISA INC                        COM CL A          92826C839       1,071       7,067 SH       SOLE                              7,067
WALGREEN CO                     COM               931422109         696      18,800 SH       SOLE                             18,800
WAL-MART STORES INC             COM               931142103       5,858      85,863 SH       SOLE                             85,863
WARWICK VALLEY TEL CO           COM               936750108         286      27,350 SH       SOLE                             27,350
WELLS FARGO & CO NEW            COM               949746101         401      11,723 SH       SOLE                             11,723
WHOLE FOODS MKT INC             COM               966837106         830       9,105 SH       SOLE                              9,105